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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment [ ]; Amendment No:
This Amendment (check one only): [ ] is a restatement.
	                           [ ]adds new holdings entries.

Name: 	Quintus Asset Management, Inc.
Address:	2101 Highland Ave
	      Suite 225
	      Birmingham, AL 35205

13F File Number:	28-07266

The institutional investment manager filling this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:	Thomas C. Block
Title:	Chief Operating Officer
Phone:	(205) 930-0989

Signature, Place and Date of Signing:

/s/	Thomas C. Block	Birmingham, Alabama	May 4, 2000

Report Type (check only one):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE

Report Summary:

Number of other Managers:	0

Form 13F Information Table Entry Total	58

Form 13F Information Table Value Total:	129,277 ($ thousands)

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     2450    69639 SH       SOLE                    69569                70
ALLSTATE CORP COM              COM              020002101     1052    44163 SH       SOLE                    44163
ALUMINUM CO AMER COM           COM              013817101     1406    20008 SH       SOLE                    20008
AMERICA ONLINE INC DEL COM     COM              02364J104     2987    44290 SH       SOLE                    44250                40
AMERICAN EXPRESS CO COM        COM              025816109     2746    18439 SH       SOLE                    18429                10
AMERICAN HOME PRODS CP COM     COM              026609107     2618    48699 SH       SOLE                    48659                40
AMGEN INC COM                  COM              031162100     4103    66851 SH       SOLE                    66791                60
ARCHER DANIELS MIDLAND COM     COM              039483102      709    68780 SH       SOLE                    68675               105
ASSOCIATES FIRST CAP CL A      COM              046008108      692    32367 SH       SOLE                    32353                14
AT&T CORP COM                  COM              001957109     2392    42479 SH       SOLE                    42444                35
BANK ONE CORP COM              COM              06423A103     1466    42502 SH       SOLE                    42502
BELL ATLANTIC CORP COM         COM              077853109     2969    48574 SH       SOLE                    48533                41
BROADWING INC COM              COM              111620100      534    14355 SH       SOLE                    14315                40
BURLINGTON RES INC COM         COM              122014103     2043    55207 SH       SOLE                    55207
CISCO SYS INC COM              COM              17275R102     6388    82620 SH       SOLE                    82464               156
CITIGROUP INC COM              COM              172967101     5583    93251 SH       SOLE                    93139               112
COMPAQ COMPUTER CORP COM       COM              204493100      699    25902 SH       SOLE                    25902
COMPASS BANCSHARES INC COM     COM              20449H109      775    38877 SH       SOLE                    38852                25
DEERE & CO COM                 COM              244199105      859    22612 SH       SOLE                    22612
DELTA AIR LINES DEL COM        COM              247361108     2595    48727 SH       SOLE                    48637                90
DOW CHEM CO COM                COM              260543103      511     4483 SH       SOLE                     4483
EASTMAN KODAK CO COM           COM              277461109     1036    19079 SH       SOLE                    19079
EXXON MOBIL CORP COM           COM              30231G102     1797    23060 SH       SOLE                    23060
FIRST UNION CORP               COM              337358105      310     8319 SH       SOLE                     8319
FORD MTR CO DEL COM            COM              345370100     2695    58673 SH       SOLE                    58623                50
FREDDIE MAC                    COM              313400301     2914    65953 SH       SOLE                    65907                46
GENERAL ELEC CO COM            COM              369604103     6394    41088 SH       SOLE                    41057                31
GTE CORP COM                   COM              362320103     1275    17956 SH       SOLE                    17941                15
HALLIBURTON CO COM             COM              406216101     2783    67682 SH       SOLE                    67572               110
HONEYWELL INTL INC COM         COM              438516106     1705    32368 SH       SOLE                    32368
HOSPITALITY PPTYS TR COM SH BE COM              44106M102      407    20120 SH       SOLE                    20120
INTEL CORP COM                 COM              458140100     6193    46937 SH       SOLE                    46892                45
INTERNATIONAL BUS MACH COM     COM              459200101     5052    42817 SH       SOLE                    42787                30
INTL PAPER CO COM              COM              460146103      785    18357 SH       SOLE                    18357
JOHNSON & JOHNSON COM          COM              478160104     3067    43659 SH       SOLE                    43622                37
K MART CORP COM                COM              482584109      746    77015 SH       SOLE                    77015
KIMBERLY CLARK CORP COM        COM              494368103     2728    48660 SH       SOLE                    48622                38
LILLY ELI & CO COM             COM              532457108     2390    38157 SH       SOLE                    38104                53
LOWES COS INC COM              COM              548661107     3852    65979 SH       SOLE                    65884                95
LUCENT TECHNOLOGIES COM        COM              549463107     1072    17499 SH       SOLE                    17499
MCDONALDS CORP COM             COM              580135101     2188    58539 SH       SOLE                    58484                55
MEDICAL ASSURANCE, INC.        COM              58449U100      330    17325 SH       SOLE                    17325
MICROSOFT CORP COM             COM              594918104     3119    29360 SH       SOLE                    29310                50
MOTOROLA INC COM               COM              620076109     5126    35113 SH       SOLE                    35073                40
MURPHY OIL CORP COM            COM              626717102      576    10000 SH       SOLE                    10000
PEPSICO INC COM                COM              713448108     2394    68643 SH       SOLE                    68543               100
PITNEY BOWES INC COM           COM              724479100     2439    54586 SH       SOLE                    54531                55
RAYTHEON CO CL B               COM              755111408      360    20292 SH       SOLE                    20292
REGIONS FINL CORP COM          COM              758940100      592    25947 SH       SOLE                    25947
SCHWAB CHARLES CP NEW COM      COM              808513105     1546    27208 SH       SOLE                    27134                74
SOUTHTRUST CORP COM            COM              844730101      784    30832 SH       SOLE                    30832
SPRINT CORP COM                COM              852061100     2964    46868 SH       SOLE                    46820                48
SUN MICROSYSTEMS INC COM       COM              866810104     6558    69988 SH       SOLE                    69918                70
TORCHMARK CORP COM             COM              891027104     1188    51354 SH       SOLE                    51354
VERIO INC COM                  COM              923433106     1857    41200 SH       SOLE                    41140                60
WADDELL & REED FINL CL A       COM              930059100     1929    45579 SH       SOLE                    45579
WAL MART STORES INC COM        COM              931142103     2559    45294 SH       SOLE                    44963               331
GEORGIA PAC CORP PEPS UNITS    PFD CV           373298801      281     6580 SH       SOLE                     6580